FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2024
FAIR VALUE MEASUREMENT
Schedule of fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value

	Fair value hierarchy (unaudited)
As of June 30, 2024:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$—	$12	$—	$12
Liabilities measured at fair value:
Other current liabilities - hedge instruments	—	(24)	—	(24)
Warrants liability	$(2,525)	$—	$—	$(2,525)

	Fair value hierarchy (audited)
As of December 31, 2023:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instrument	$68	$—	$—	$68
Liabilities measured at fair value:
Other current liabilities - hedge instruments	(10)	—	—	(10)
Other long-term liabilities – contingent payments for business combinations	$—	$—	$(6)	$(6)
Warrants liability	$(1,485)	$—	$—	$(1,485)

Schedule of changes in level 3

The changes in Level 3 in the period of six months ended June 30, 2024 were as follows:

Other long-
term liabilities

Fair value as of December 31, 2023	$6
Change in fair value	(6)

$—